Basis Of Preparation_The Impact Of The Change In Classification And Measurement Of Financial Instrument Excluding Derivatives(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	₩ 418,971,266
Amount in accordance with IFRS 9	₩ 418,442,272
Proportion Of Financial Assets At Fair Value Through Profit Or Loss Befor IFRS9	7.70%
Proportion Of Financial Assets At Fair Value Through Profit Or Loss After IFRS9	10.80%
Cash and due from financial institutions
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	₩ 19,817,825
Amount in accordance with IFRS 9	19,803,548
applied Overlay approach to the financial instruments	186,293	[1]
Cash and due from financial institutions | Measured at amortized cost
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	19,817,825
Amount in accordance with IFRS 9	17,020,727
Cash and due from financial institutions | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IFRS 9	2,782,821	[1]
Financial assets held for trading
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	32,227,345
Amount in accordance with IFRS 9	32,227,345
Financial assets held for trading | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IFRS 9	32,227,345
Trading Securities-Debt | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	25,168,338
Trading Securities-Equity | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	4,935,100
Trading Securities-Others | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	73,855
Financial assets designated at fair value through profit and loss | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	2,050,052	[2]
Loans
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	290,122,838
Amount in accordance with IFRS 9	289,599,437
applied Overlay approach to the financial instruments	587	[1]
Loans | Measured at amortized cost
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	290,122,838	[3]
Amount in accordance with IFRS 9	288,970,214	[3]
Loans | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IFRS 9	629,223	[1]
Financial Assets Availableforsale Category Member [Member]
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	66,608,243
Amount in accordance with IFRS 9	66,623,633
applied Overlay approach to the financial instruments	6,349,091	[1]
Available-for-sale Securities- Debt | Measured at amortized cost
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IFRS 9	2,839,709
Available-for-sale Securities- Debt | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IFRS 9	2,511,902	[1]
Available-for-sale Securities- Debt | Recognized at fair value through other comprehensive income
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	38,959,401
Amount in accordance with IFRS 9	33,611,908
Available-for-sale Securities- Equity | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IFRS 9	6,800,632	[1]
Available-for-sale Securities- Equity | Recognized at fair value through other comprehensive income
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	9,156,862
Amount in accordance with IFRS 9	2,367,745
Held-to-maturity financial assets
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
applied Overlay approach to the financial instruments	57,386	[1]
Held-to-maturity financial assets | Measured at amortized cost
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	18,491,980
Amount in accordance with IFRS 9	18,222,076
Held-to-maturity financial assets | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IFRS 9	269,661	[1]
Other financial assets | Measured at amortized cost
Disclosure Of Impact Of Change In Classification And Measurement Of Financial Assets LineItems[Line Items]
Amount in accordance with IAS 39	10,195,015	[3]
Amount in accordance with IFRS 9	₩ 10,188,309	[3]

[1]	In accordance with IFRS 4, the Group applied Overlay approach to the financial instruments related to insurance contracts (cash and due from financial institutions ￦186,293million, Loans ￦587?million,?Available-for-sale securities ￦6,349,091million, and?Held-to-maturity securities ￦57,386 million). For the financial assets designated as fair value through profit or loss, the Group reclassifies the amount reported in profit or loss for the designated financial assets applying IFRS 9 to the amount that would have been reported in profit or loss for the designated financial assets of the insurer has applied IAS 39.
[2]	The financial assets amounting to ￦2,050,052 million that was previously classified as financial assets designated at fair value through profit or loss in accordance with IAS 39, will be reclassified as financial assets recognized at fair value through profit or loss, even if the financial assets are not designated at fair value through profit or loss.
[3]	Loans and other financial assets are net of allowance.